Other current assets Narrative (Detail) - Miscellaneous current assets narrative [member] - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other non current assets [line items]
Receivable related to factoring included in non-trade receivables			€ 646
Receivable related to factoring included trade receivables	€ 362	€ 445
Indemnification assets	€ 222